Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant equity awards in anticipation of the release of material non -public information, and we do not time the release of material non-public information based on equity award grant dates.
Award Timing MNPI Considered	false